LONG-TERM DEBT (RMB Bonds) - Additional Information (Detail)			0 Months Ended			12 Months Ended			12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Mar. 11, 2013 RMB Bonds [Member] USD ($)	Mar. 11, 2013 RMB Bonds [Member] CNY	May 09, 2011 RMB Bonds [Member]	Dec. 31, 2014 RMB Bonds [Member]	May 09, 2011 RMB Bonds [Member] USD ($)	May 09, 2011 RMB Bonds [Member] CNY	Dec. 31, 2013 RMB Bonds [Member] Extinguishment of Debt [Member] USD ($)
Long-Term Debt [Line Items]
Total long-term debt	$ 3,902,781,000	$ 2,533,460,000					$ 353,278,000	2,300,000,000
Purchase price as percentage of principal					100.00%
Interest rate per annum							3.75%	3.75%
Maturity date						May 09, 2013
Redemption of RMB Bonds in full			368,177,000	2,300,000,000
Unamortized deferred financing costs									$ 586,000